Convertible Promissory Notes and Notes Payable (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 07, 2025	Jul. 08, 2024	Feb. 10, 2025	Feb. 22, 2023	Oct. 19, 2022	Jun. 30, 2022	Mar. 31, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2024	Jan. 18, 2024	Apr. 15, 2022
Additional warrants shares issued	116,668
Market price of issuance shares	$ 2.74
Unamortized debt discount												$ 213,813
Expected volatility							253.00%
Risk-free interest rate							3.99%
Expected term							2 years
Intrinsic values of debt discount							$ 107,262	$ 115,865
Common stock per share													$ 19.94
Proceeds from related party									$ 100,000	$ 0
Interest rate						8.50%
Investor [Member]
Original principal amount	$ 350,000
Description of amendment to the promissory note	The term of the note is two (2) years and has an interest rate of three (3) percent. There are no interest or principal payments due during the term of the note. All principal and interest not converted during the term of the note is payable on March 7, 2027
Common stock per share	$ 3.00
Promissory note Feb 22, 2023 [Member]
Description of amendment to the promissory note				the Company executed an amendment to the promissory note with the investor, providing for the payment of interest only for 18 months at 12% per annum and thereafter the amortization of the note over a 12-month period, starting in June of 2025
Common stock per share				$ 22.00
Promissory notes Principal amount				$ 560,000
Principal outstanding amount				$ 560,000
Common stock share purchase				6,250
Promissory note Feb 22, 2023 One [Member]
Description of amendment to the promissory note				the Company executed an amendment to the promissory note with the investor, providing for the payment of interest only for 18 months at 12% per annum and thereafter the amortization of the note over a 12-month period, starting in June of 2025
Common stock per share				$ 22.00
Promissory notes Principal amount				$ 2,150,000
Principal outstanding amount				$ 2,150,000
Common stock share purchase				25,000
Promissory note Feb 22, 2023 Two [Member]
Common stock per share			$ 2.28
Promissory notes Principal amount			$ 650,000
Converted shares			285,000
Note Agreement [Member]
Holdback amount						$ 500,000
Convertible Notes, 36-Month Term Notes [Member]
Proceeds from related party						7,500,000
Sales of building		$ 4,300,000
Fund received from accredited investors						15,000,000
Proceeds from notes					$ 2,780,200	6,678,506
Description of agreement					The Company received a forbearance agreement from the bank until June 30, 2024 to return to compliance of the debt service ratio of 1.25 to 1, until that time the Company will pay an interest rate of 10% instead of the contractual terms of 4.8%
Holdback amount					$ 3,000,000
Warrants acquire						$ 2,813
Exercise price						$ 88.80
Gain in the change of derivative liability											$ 3,540
Redeem warrants						$ 250,000
Allan Marshall [Member]
Description of amendment to the promissory note						the Company executed an amendment to the promissory note with Mr. Marshall, providing for the payment of interest only for 18 months at an interest rate of 12% per annum and thereafter the amortization of the note over a 12 month period, starting in June of 2025
Common stock per share						$ 22.00
Promissory notes Principal amount						$ 1,500,000
Principal outstanding amount						$ 500,000
Common stock share purchase						18,750
Interest rate						8.50%
Interest rate pik						3.50%
Cygnet Note [Member]
Common stock per share														$ 120.00
Promissory notes Principal amount														$ 1,050,000
VitaMedica Note [Member]
Promissory notes Principal amount						$ 500,000
Total convertible common stock				$ 100,000		$ 1,000,000